UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2024

CLEARBRIDGE

SMALL CAP GROWTH FUND

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.

You may access franklintempleton.com by scanning the code below.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term growth of capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Small Cap Growth Fund for the six-month reporting period ended April 30, 2024. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2024

II	ClearBridge Small Cap Growth Fund

Performance review

For the six months ended April 30, 2024, Class A shares of ClearBridge Small Cap Growth Fund, excluding sales charges, returned 16.10%. The Fund’s unmanaged benchmark, the Russell 2000 Growth Indexi, returned 21.31% for the same period.

Performance Snapshot as of April 30, 2024 (unaudited)
(excluding sales charges)	6 months
ClearBridge Small Cap Growth Fund:
Class 1[1]	16.24%
Class A	16.10%
Class C	15.59%
Class FI	16.05%
Class R	15.94%
Class I	16.24%
Class IS	16.34%
Russell 2000 Growth Index	21.31%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2024, the gross total annual fund operating expense ratios for Class 1, Class A, Class C, Class FI, Class R, Class I and Class IS shares were 0.92%, 1.18%, 1.93%, 1.24%, 1.48%, 0.91% and 0.78%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

Class 1 shares of the Fund are closed to all purchases or incoming exchanges. Investors owning Class 1 may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions, except through dividend reinvestment.

ClearBridge Small Cap Growth Fund	III

Performance review (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2024

RISKS: Equity securities are subject to price and market fluctuations. Investments in small-and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Investments in foreign securities are subject to certain risks of overseas investing, including currency fluctuations and changes in political, social and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.) The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization which represents approximately 98% of the U.S. equity market.

IV	ClearBridge Small Cap Growth Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2024 and October 31, 2023. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

ClearBridge Small Cap Growth Fund 2024 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2023 and held for the six months ended April 30, 2024.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class 1	16.24%	$1,000.00	$1,162.40	0.92%	$4.95	Class 1	5.00%	$1,000.00	$1,020.29	0.92%	$4.62
Class A	16.10	1,000.00	1,161.00	1.19	6.39	Class A	5.00	1,000.00	1,018.95	1.19	5.97
Class C	15.59	1,000.00	1,155.90	2.01	10.77	Class C	5.00	1,000.00	1,014.87	2.01	10.07
Class FI	16.05	1,000.00	1,160.50	1.28	6.88	Class FI	5.00	1,000.00	1,018.50	1.28	6.42
Class R	15.94	1,000.00	1,159.40	1.48	7.95	Class R	5.00	1,000.00	1,017.50	1.48	7.42
Class I	16.24	1,000.00	1,162.40	0.90	4.84	Class I	5.00	1,000.00	1,020.39	0.90	4.52
Class IS	16.34	1,000.00	1,163.40	0.78	4.20	Class IS	5.00	1,000.00	1,020.98	0.78	3.92

2	ClearBridge Small Cap Growth Fund 2024 Semi-Annual Report

[1]	For the six months ended April 30, 2024.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

ClearBridge Small Cap Growth Fund 2024 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2024

ClearBridge Small Cap Growth Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 98.7%
Communication Services — 2.0%
Diversified Telecommunication Services — 1.4%
Iridium Communications Inc.	1,678,769	$51,689,297
Media — 0.6%
Integral Ad Science Holding Corp.	2,181,367	20,919,310	*
Total Communication Services		72,608,607
Consumer Discretionary — 7.6%
Automobile Components — 0.6%
Fox Factory Holding Corp.	560,782	21,825,636	*
Broadline Retail — 0.4%
Global-e Online Ltd.	421,043	14,117,572	*
Diversified Consumer Services — 0.8%
Duolingo Inc.	131,300	29,640,975	*
Hotels, Restaurants & Leisure — 3.9%
Dutch Bros Inc., Class A Shares	727,525	20,487,104	*
Wingstop Inc.	308,998	118,899,340
Total Hotels, Restaurants & Leisure		139,386,444
Household Durables — 0.6%
Installed Building Products Inc.	90,158	21,252,945
Specialty Retail — 1.3%
National Vision Holdings Inc.	2,563,000	44,647,460	*
Total Consumer Discretionary		270,871,032
Consumer Staples — 10.3%
Consumer Staples Distribution & Retail — 8.8%
BJ’s Wholesale Club Holdings Inc.	1,339,626	100,043,270	*
Casey’s General Stores Inc.	350,489	112,009,275
Grocery Outlet Holding Corp.	2,175,882	56,507,655	*
Performance Food Group Co.	666,796	45,262,112	*
Total Consumer Staples Distribution & Retail		313,822,312
Food Products — 0.3%
Calavo Growers Inc.	391,173	10,542,113
Personal Care Products — 1.2%
e.l.f. Beauty Inc.	197,791	32,146,971	*
Oddity Tech Ltd., Class A Shares	330,722	10,761,694	*
Total Personal Care Products		42,908,665
Total Consumer Staples		367,273,090

See Notes to Financial Statements.

4	ClearBridge Small Cap Growth Fund 2024 Semi-Annual Report

ClearBridge Small Cap Growth Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Energy — 4.7%
Energy Equipment & Services — 3.4%
Cactus Inc., Class A Shares	1,499,234	$74,421,975
ChampionX Corp.	1,445,212	48,515,767
Total Energy Equipment & Services		122,937,742
Oil, Gas & Consumable Fuels — 1.3%
Matador Resources Co.	757,273	47,178,108
Total Energy		170,115,850
Financials — 7.0%
Capital Markets — 4.3%
Hamilton Lane Inc., Class A Shares	852,162	95,203,539
PJT Partners Inc., Class A Shares	618,810	58,471,357
Total Capital Markets		153,674,896
Financial Services — 2.4%
NMI Holdings Inc., Class A Shares	554,672	17,117,178	*
Shift4 Payments Inc., Class A Shares	1,212,460	70,152,936	*
Total Financial Services		87,270,114
Insurance — 0.3%
Trupanion Inc.	475,185	10,691,662	*
Total Financials		251,636,672
Health Care — 19.0%
Biotechnology — 2.2%
Biohaven Ltd.	301,250	11,688,500	*
Insmed Inc.	695,700	17,197,704	*
Mirum Pharmaceuticals Inc.	180,793	4,539,712	*
Ultragenyx Pharmaceutical Inc.	508,071	21,613,340	*
Viking Therapeutics Inc.	299,900	23,866,042	*
Total Biotechnology		78,905,298
Health Care Equipment & Supplies — 3.5%
CONMED Corp.	177,200	12,046,056
Inari Medical Inc.	181,584	6,780,347	*
Insulet Corp.	122,608	21,081,219	*
Lantheus Holdings Inc.	210,016	13,974,465	*
Penumbra Inc.	365,421	71,794,264	*
Total Health Care Equipment & Supplies		125,676,351
Health Care Providers & Services — 6.0%
HealthEquity Inc.	810,249	63,936,748	*
Progyny Inc.	1,941,665	62,249,780	*
RadNet Inc.	478,700	23,216,950	*
Surgery Partners Inc.	2,596,606	64,785,320	*
Total Health Care Providers & Services		214,188,798

See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2024 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2024

ClearBridge Small Cap Growth Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Health Care Technology — 1.5%
Certara Inc.	3,066,118	$52,461,279	*
Life Sciences Tools & Services — 3.6%
Azenta Inc.	459,945	24,128,715	*
CryoPort Inc.	930,561	15,065,782	*
ICON PLC	119,108	35,479,891	*
Medpace Holdings Inc.	143,716	55,812,109	*
Total Life Sciences Tools & Services		130,486,497
Pharmaceuticals — 2.2%
Intra-Cellular Therapies Inc.	773,424	55,539,578	*
Pacira BioSciences Inc.	864,593	22,695,566	*
Total Pharmaceuticals		78,235,144
Total Health Care		679,953,367
Industrials — 19.9%
Aerospace & Defense — 1.9%
BWX Technologies Inc.	296,779	28,422,525
Moog Inc., Class A Shares	260,555	41,446,484
Total Aerospace & Defense		69,869,009
Air Freight & Logistics — 1.5%
GXO Logistics Inc.	1,081,069	53,685,887	*
Building Products — 4.0%
Hayward Holdings Inc.	1,664,226	22,600,189	*
Trex Co. Inc.	1,355,197	120,002,694	*
Total Building Products		142,602,883
Electrical Equipment — 1.4%
Bloom Energy Corp., Class A Shares	2,383,562	26,529,045	*
Shoals Technologies Group Inc., Class A Shares	2,741,400	23,164,830	*
Total Electrical Equipment		49,693,875
Ground Transportation — 2.1%
XPO Inc.	696,981	74,897,578	*
Machinery — 4.8%
Albany International Corp., Class A Shares	429,871	34,282,212
RBC Bearings Inc.	329,690	80,625,690	*
Tennant Co.	488,571	56,908,750
Total Machinery		171,816,652
Professional Services — 1.3%
Paycor HCM Inc.	2,688,968	46,707,373	*
Trading Companies & Distributors — 2.9%
H&E Equipment Services Inc.	1,287,455	62,171,202

See Notes to Financial Statements.

6	ClearBridge Small Cap Growth Fund 2024 Semi-Annual Report

ClearBridge Small Cap Growth Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Trading Companies & Distributors — continued
McGrath RentCorp.	222,765	$23,760,115
Xometry Inc., Class A Shares	933,596	16,683,360	*
Total Trading Companies & Distributors		102,614,677
Total Industrials		711,887,934
Information Technology — 25.7%
Communications Equipment — 0.4%
Viavi Solutions Inc.	1,832,072	14,473,369	*
Electronic Equipment, Instruments & Components — 1.9%
Brain Corp.	598,883	3,159,401	*(a)(b)(c)
nLight Inc.	786,430	8,957,438	*
Novanta Inc.	138,651	21,698,882	*
OSI Systems Inc.	275,937	36,269,159	*
Total Electronic Equipment, Instruments & Components		70,084,880
IT Services — 1.9%
Wix.com Ltd.	585,605	69,610,866	*
Semiconductors & Semiconductor Equipment — 5.8%
Allegro MicroSystems Inc.	2,112,138	62,709,377	*
Lattice Semiconductor Corp.	1,126,603	77,284,966	*
Monolithic Power Systems Inc.	100,027	66,951,072
Total Semiconductors & Semiconductor Equipment		206,945,415
Software — 15.7%
Aspen Technology Inc.	255,146	50,230,593	*
Blackbaud Inc.	230,469	17,958,144	*
Envestnet Inc.	896,055	55,618,134	*
Intapp Inc.	483,472	14,948,954	*
Jamf Holding Corp.	1,524,301	29,678,140	*
Klaviyo Inc., Class A Shares	1,207,299	27,043,498	*
Model N Inc.	1,931,172	57,259,250	*
nCino Inc.	956,362	27,887,516	*
PagerDuty Inc.	2,942,164	58,725,593	*
Qualys Inc.	204,817	33,571,554	*
Sprout Social Inc., Class A Shares	1,445,775	72,939,349	*
Varonis Systems Inc.	2,007,254	87,817,363	*
Zeta Global Holdings Corp., Class A Shares	2,250,927	27,821,458	*
Total Software		561,499,546
Total Information Technology		922,614,076
Materials — 2.5%
Chemicals — 2.5%
Arcadium Lithium PLC	1,302,540	5,731,176	*

See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2024 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2024

ClearBridge Small Cap Growth Fund

(Percentages shown based on Fund net assets)

Security		Shares	Value
Chemicals — continued
Balchem Corp.		341,087	$48,222,880
Element Solutions Inc.		1,517,775	35,106,136
Total Materials			89,060,192
Total Common Stocks (Cost — $2,594,146,417)			3,536,020,820

	Rate
Preferred Stocks — 0.4%
Health Care — 0.1%
Pharmaceuticals — 0.1%
Caris Life Sciences Inc., Series C	—	2,075,035	3,634,366	*(a)(b)(c)
Caris Life Sciences Inc., Series D	—	360,901	1,788,224	*(a)(b)(c)
Total Health Care			5,422,590
Information Technology — 0.3%
Electronic Equipment, Instruments & Components — 0.3%
Brain Corp.	—	1,923,387	10,146,809	*(a)(b)(c)
Total Preferred Stocks (Cost — $18,797,220)			15,569,399
Total Investments before Short-Term Investments (Cost — $2,612,943,637)			3,551,590,219
Short-Term Investments — 0.7%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.156%	13,432,762	13,432,762	(d)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.252%	13,432,762	13,432,762	(d)(e)
Total Short-Term Investments (Cost — $26,865,524)			26,865,524
Total Investments — 99.8% (Cost — $2,639,809,161)			3,578,455,743
Other Assets in Excess of Liabilities — 0.2%			5,931,454
Total Net Assets — 100.0%			$3,584,387,197

*	Non-income producing security.

(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Restricted security (Note 9).

(d)	Rate shown is one-day yield as of the end of the reporting period.

(e)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2024, the total market value of investments in Affiliated Companies was $13,432,762 and the cost was $13,432,762 (Note 8).

See Notes to Financial Statements.

8	ClearBridge Small Cap Growth Fund 2024 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $2,626,376,399)	$3,565,022,981
Investments in affiliated securities, at value (Cost — $13,432,762)	13,432,762
Receivable for securities sold	20,476,367
Receivable for Fund shares sold	4,687,038
Dividends receivable from unaffiliated investments	188,534
Dividends receivable from affiliated investments	38,475
Prepaid expenses	29,363
Total Assets	3,603,875,520

Liabilities:
Payable for Fund shares repurchased	8,534,730
Payable for securities purchased	7,466,576
Investment management fee payable	2,358,617
Service and/or distribution fees payable	207,521
Trustees’ fees payable	41,776
Accrued expenses	879,103
Total Liabilities	19,488,323
Total Net Assets	$3,584,387,197

Net Assets:
Par value (Note 7)	$968
Paid-in capital in excess of par value	2,413,164,483
Total distributable earnings (loss)	1,171,221,746
Total Net Assets	$3,584,387,197

See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2024 Semi-Annual Report	9

Statement of assets and liabilities (unaudited) (cont’d)

April 30, 2024

Net Assets:
Class 1	$3,218,953
Class A	$818,708,953
Class C	$1,242,777
Class FI	$2,386,743
Class R	$73,465,153
Class I	$904,901,893
Class IS	$1,780,462,725

Shares Outstanding:
Class 1	90,315
Class A	24,252,998
Class C	54,569
Class FI	70,230
Class R	2,306,244
Class I	23,948,891
Class IS	46,045,246

Net Asset Value:
Class 1 (and redemption price)	$35.64
Class A (and redemption price)	$33.76
Class C*	$22.77
Class FI (and redemption price)	$33.98
Class R (and redemption price)	$31.85
Class I (and redemption price)	$37.78
Class IS (and redemption price)	$38.67
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$35.72

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

10	ClearBridge Small Cap Growth Fund 2024 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended April 30, 2024

Investment Income:
Dividends from unaffiliated investments	$6,578,120
Dividends from affiliated investments	161,125
Total Investment Income	6,739,245

Expenses:
Investment management fee (Note 2)	14,739,529
Transfer agent fees (Notes 2 and 5)	1,494,828
Service and/or distribution fees (Notes 2 and 5)	1,285,202
Trustees’ fees	135,443
Registration fees	77,264
Shareholder reports	72,958
Fund accounting fees	54,501
Legal fees	49,355
Audit and tax fees	20,815
Commitment fees (Note 10)	17,853
Insurance	15,728
Custody fees	12,107
Interest expense	10,779
Miscellaneous expenses	20,182
Total Expenses	18,006,544
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(2,896)
Net Expenses	18,003,648
Net Investment Loss	(11,264,403)

Realized and Unrealized Gain on Investments (Notes 1, 3 and 11):
Net Realized Gain From Unaffiliated Investment Transactions	266,920,318
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	292,728,804
Investments in affiliated securities	25,365,621
Change in Net Unrealized Appreciation (Depreciation)	318,094,425
Net Gain on Investments	585,014,743
Increase in Net Assets From Operations	$573,750,340

See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2024 Semi-Annual Report	11

Statements of changes in net assets

For the Six Months Ended April 30, 2024 (unaudited) and the Year Ended October 31, 2023	2024	2023

Operations:
Net investment loss	$(11,264,403)	$(23,666,230)
Net realized gain	266,920,318	71,394,209
Change in net unrealized appreciation (depreciation)	318,094,425	(577,501,036)
Increase (Decrease) in Net Assets From Operations	573,750,340	(529,773,057)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(16,441,040)	—
Decrease in Net Assets From Distributions to Shareholders	(16,441,040)	—

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	315,492,202	1,065,193,960
Reinvestment of distributions	14,049,132	—
Cost of shares repurchased	(782,546,262)	(1,123,968,064)
Shares redeemed in-kind (Note 11)	(40,172,335)	(90,623,118)
Decrease in Net Assets From Fund Share Transactions	(493,177,263)	(149,397,222)
Increase (Decrease) in Net Assets	64,132,037	(679,170,279)

Net Assets:
Beginning of period	3,520,255,160	4,199,425,439
End of period	$3,584,387,197	$3,520,255,160

See Notes to Financial Statements.

12	ClearBridge Small Cap Growth Fund 2024 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class 1 Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$30.79	$35.33	$56.17	$42.48	$35.87	$38.54

Income (loss) from operations:
Net investment loss	(0.10)	(0.20)	(0.23)	(0.30)	(0.23)	(0.21)
Net realized and unrealized gain (loss)	5.10	(4.34)	(15.16)	17.24	9.47	2.21
Total income (loss) from operations	5.00	(4.54)	(15.39)	16.94	9.24	2.00

Less distributions from:
Net realized gains	(0.15)	—	(5.45)	(3.25)	(2.63)	(4.67)
Total distributions	(0.15)	—	(5.45)	(3.25)	(2.63)	(4.67)

Net asset value, end of period	$35.64	$30.79	$35.33	$56.17	$42.48	$35.87
Total return[3]	16.24%	(12.85)%	(29.76)%	41.62%	27.19%	6.58%

Net assets, end of period (000s)	$3,219	$2,873	$3,487	$5,366	$4,415	$3,750

Ratios to average net assets:
Gross expenses	0.92%[4]	0.92%	0.89%	0.89%	0.92%	0.93%
Net expenses[5]	0.92 [4,6]	0.92 [6]	0.89 [6]	0.89 [6]	0.92 [6]	0.93
Net investment loss	(0.58) [4]	(0.56)	(0.58)	(0.58)	(0.62)	(0.58)

Portfolio turnover rate[7]	10%	13%	9%	19%	21%	18%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2024 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1 shares did not exceed the ratio of total annual fund operating expenses of Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2024 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$29.21	$33.61	$53.85	$40.95	$34.74	$37.57

Income (loss) from operations:
Net investment loss	(0.14)	(0.28)	(0.33)	(0.42)	(0.31)	(0.29)
Net realized and unrealized gain (loss)	4.84	(4.12)	(14.46)	16.57	9.15	2.13
Total income (loss) from operations	4.70	(4.40)	(14.79)	16.15	8.84	1.84

Less distributions from:
Net realized gains	(0.15)	—	(5.45)	(3.25)	(2.63)	(4.67)
Total distributions	(0.15)	—	(5.45)	(3.25)	(2.63)	(4.67)

Net asset value, end of period	$33.76	$29.21	$33.61	$53.85	$40.95	$34.74
Total return[3]	16.10%	(13.09)%	(29.95)%	41.23%	26.90%	6.29%

Net assets, end of period (millions)	$819	$762	$887	$1,332	$993	$895

Ratios to average net assets:
Gross expenses	1.19%[4]	1.18%	1.18%	1.16%	1.17%	1.19%
Net expenses[5,6]	1.19 [4]	1.18	1.18	1.16	1.17	1.19
Net investment loss	(0.85) [4]	(0.83)	(0.87)	(0.85)	(0.87)	(0.84)

Portfolio turnover rate[7]	10%	13%	9%	19%	21%	18%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2024 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.28%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

14	ClearBridge Small Cap Growth Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$19.83	$22.98	$38.93	$30.60	$26.77	$30.24

Income (loss) from operations:
Net investment loss	(0.19)	(0.36)	(0.45)	(0.58)	(0.42)	(0.41)
Net realized and unrealized gain (loss)	3.28	(2.79)	(10.05)	12.16	6.88	1.61
Total income (loss) from operations	3.09	(3.15)	(10.50)	11.58	6.46	1.20

Less distributions from:
Net realized gains	(0.15)	—	(5.45)	(3.25)	(2.63)	(4.67)
Total distributions	(0.15)	—	(5.45)	(3.25)	(2.63)	(4.67)

Net asset value, end of period	$22.77	$19.83	$22.98	$38.93	$30.60	$26.77
Total return[3]	15.59%	(13.71)%	(30.48)%	40.15%	25.95%	5.61%

Net assets, end of period (000s)	$1,243	$1,423	$2,365	$5,976	$9,551	$13,912

Ratios to average net assets:
Gross expenses	2.01%[4]	1.93%	1.99%	1.91%	1.92%	1.88%
Net expenses[5,6]	2.01 [4]	1.93	1.99	1.91	1.92	1.88
Net investment loss	(1.67) [4]	(1.57)	(1.68)	(1.60)	(1.60)	(1.52)

Portfolio turnover rate[7]	10%	13%	9%	19%	21%	18%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2024 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.09%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2024 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$29.42	$33.87	$54.23	$41.24	$34.98	$37.80

Income (loss) from operations:
Net investment loss	(0.16)	(0.30)	(0.34)	(0.43)	(0.31)	(0.29)
Net realized and unrealized gain (loss)	4.87	(4.15)	(14.57)	16.67	9.20	2.14
Total income (loss) from operations	4.71	(4.45)	(14.91)	16.24	8.89	1.85

Less distributions from:
Net realized gains	(0.15)	—	(5.45)	(3.25)	(2.63)	(4.67)
Total distributions	(0.15)	—	(5.45)	(3.25)	(2.63)	(4.67)

Net asset value, end of period	$33.98	$29.42	$33.87	$54.23	$41.24	$34.98
Total return[3]	16.05%	(13.14)%	(29.97)%	41.14%	26.89%	6.28%

Net assets, end of period (000s)	$2,387	$2,142	$4,533	$7,946	$8,726	$13,742

Ratios to average net assets:
Gross expenses	1.28%[4]	1.24%	1.20%	1.21%	1.19%	1.20%
Net expenses[5]	1.28 [4,6]	1.24 [6]	1.20 [6]	1.21 [6]	1.19 [6]	1.20
Net investment loss	(0.94) [4]	(0.89)	(0.89)	(0.86)	(0.87)	(0.85)

Portfolio turnover rate[7]	10%	13%	9%	19%	21%	18%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2024 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

16	ClearBridge Small Cap Growth Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class R Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$27.61	$31.86	$51.50	$39.40	$33.62	$36.61

Income (loss) from operations:
Net investment loss	(0.18)	(0.36)	(0.41)	(0.56)	(0.40)	(0.38)
Net realized and unrealized gain (loss)	4.57	(3.89)	(13.78)	15.91	8.81	2.06
Total income (loss) from operations	4.39	(4.25)	(14.19)	15.35	8.41	1.68

Less distributions from:
Net realized gains	(0.15)	—	(5.45)	(3.25)	(2.63)	(4.67)
Total distributions	(0.15)	—	(5.45)	(3.25)	(2.63)	(4.67)

Net asset value, end of period	$31.85	$27.61	$31.86	$51.50	$39.40	$33.62
Total return[3]	15.94%	(13.34)%	(30.18)%	40.79%	26.49%	5.99%

Net assets, end of period (000s)	$73,465	$69,013	$74,632	$99,190	$72,116	$73,346

Ratios to average net assets:
Gross expenses	1.48%[4]	1.48%	1.48%	1.48%	1.46%	1.49%
Net expenses[5]	1.48 [4,6]	1.48 [6]	1.48 [6]	1.48 [6]	1.46 [6]	1.49
Net investment loss	(1.14) [4]	(1.13)	(1.17)	(1.17)	(1.15)	(1.14)

Portfolio turnover rate[7]	10%	13%	9%	19%	21%	18%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2024 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2024 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$32.64	$37.44	$59.18	$44.62	$37.54	$40.10

Income (loss) from operations:
Net investment loss	(0.11)	(0.21)	(0.25)	(0.33)	(0.23)	(0.21)
Net realized and unrealized gain (loss)	5.40	(4.59)	(16.04)	18.14	9.94	2.32
Total income (loss) from operations	5.29	(4.80)	(16.29)	17.81	9.71	2.11

Less distributions from:
Net realized gains	(0.15)	—	(5.45)	(3.25)	(2.63)	(4.67)
Total distributions	(0.15)	—	(5.45)	(3.25)	(2.63)	(4.67)

Net asset value, end of period	$37.78	$32.64	$37.44	$59.18	$44.62	$37.54
Total return[3]	16.24%	(12.82)%	(29.77)%	41.57%	27.23%	6.61%

Net assets, end of period (millions)	$905	$951	$1,032	$1,700	$1,419	$1,174

Ratios to average net assets:
Gross expenses	0.90%[4]	0.91%	0.90%	0.91%	0.90%	0.91%
Net expenses[5]	0.90 [4,6]	0.91 [6]	0.90 [6]	0.91 [6]	0.90 [6]	0.91
Net investment loss	(0.56) [4]	(0.56)	(0.59)	(0.60)	(0.60)	(0.56)

Portfolio turnover rate[7]	10%	13%	9%	19%	21%	18%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2024 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

18	ClearBridge Small Cap Growth Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$33.37	$38.24	$60.25	$45.31	$38.04	$40.52

Income (loss) from operations:
Net investment loss	(0.08)	(0.16)	(0.20)	(0.26)	(0.19)	(0.16)
Net realized and unrealized gain (loss)	5.53	(4.71)	(16.36)	18.45	10.09	2.35
Total income (loss) from operations	5.45	(4.87)	(16.56)	18.19	9.90	2.19

Less distributions from:
Net realized gains	(0.15)	—	(5.45)	(3.25)	(2.63)	(4.67)
Total distributions	(0.15)	—	(5.45)	(3.25)	(2.63)	(4.67)

Net asset value, end of period	$38.67	$33.37	$38.24	$60.25	$45.31	$38.04
Total return[3]	16.34%	(12.73)%	(29.68)%	41.79%	27.39%	6.75%

Net assets, end of period (millions)	$1,780	$1,732	$2,196	$3,479	$2,163	$1,687

Ratios to average net assets:
Gross expenses	0.78%[4]	0.78%	0.78%	0.77%	0.78%	0.77%
Net expenses[5]	0.78 [4,6]	0.78 [6]	0.78 [6]	0.77 [6]	0.78 [6]	0.77
Net investment loss	(0.43) [4]	(0.42)	(0.47)	(0.47)	(0.48)	(0.43)

Portfolio turnover rate[7]	10%	13%	9%	19%	21%	18%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2024 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.90%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2024 Semi-Annual Report	19

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

As of October 1, 2013, the Fund is open for purchases and incoming exchanges only by existing Fund shareholders and certain categories of investors, with certain exceptions. For more information, please see the prospectus supplement dated March 1, 2024.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily

20	ClearBridge Small Cap Growth Fund 2024 Semi-Annual Report

valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

ClearBridge Small Cap Growth Fund 2024 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Information Technology	$919,454,675	—	$3,159,401	$922,614,076
Other Common Stocks	2,613,406,744	—	—	2,613,406,744
Preferred Stocks:
Health Care	—	—	5,422,590	5,422,590
Information Technology	—	—	10,146,809	10,146,809
Total Long-Term Investments	3,532,861,419	—	18,728,800	3,551,590,219
Short-Term Investments†	26,865,524	—	—	26,865,524
Total Investments	$3,559,726,943	—	$18,728,800	$3,578,455,743

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

22	ClearBridge Small Cap Growth Fund 2024 Semi-Annual Report

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s

ClearBridge Small Cap Growth Fund 2024 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.

As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.28%, 2.09%, 1.35%, 1.60%, 1.00% and 0.90%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares and the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended April 30, 2024, fees waived and/or expenses reimbursed amounted to $2,896, all of which was an affiliated money market fund waiver.

FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended April 30, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $19,812 was earned by Investor Services.

There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with

24	ClearBridge Small Cap Growth Fund 2024 Semi-Annual Report

current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$8,761
CDSCs	47

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$393,904,498
Sales	845,750,652	*

*	Excludes value of securities delivered as a result of redemptions in-kind totaling $39,643,674 (Note 11).

At April 30, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$2,639,809,161	$1,352,151,776	$(413,505,194)	$938,646,582

4. Derivative instruments and hedging activities

During the six months ended April 30, 2024, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

ClearBridge Small Cap Growth Fund 2024 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

For the six months ended April 30, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$2,387
Class A	$1,079,559	707,257
Class C	7,265	1,737
Class FI	3,088	3,132
Class R	195,290	80,804
Class I	—	673,424
Class IS	—	26,087
Total	$1,285,202	$1,494,828

For the six months ended April 30, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	$2
Class A	635
Class C	1
Class FI	2
Class R	58
Class I	793
Class IS	1,405
Total	$2,896

6. Distributions to shareholders by class

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
Net Realized Gains:
Class 1	$14,201	—
Class A	3,941,527	—
Class C	10,593	—
Class FI	10,876	—
Class R	375,089	—
Class I	4,381,400	—
Class IS	7,707,354	—
Total	$16,441,040	—

7. Shares of beneficial interest

At April 30, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same

26	ClearBridge Small Cap Growth Fund 2024 Semi-Annual Report

rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	—	—
Shares issued on reinvestment	394	$14,201	—	—
Shares repurchased	(3,386)	(125,815)	(5,374)	$(199,801)
Net decrease	(2,992)	$(111,614)	(5,374)	$(199,801)
Class A
Shares sold	1,316,514	$45,136,197	4,906,394	$167,839,095
Shares issued on reinvestment	107,855	3,683,235	—	—
Shares repurchased	(3,244,131)	(111,761,076)	(5,228,274)	(177,044,809)
Net decrease	(1,819,762)	$(62,941,644)	(321,880)	$(9,205,714)
Class C
Shares sold	6,625	$153,145	14,385	$326,780
Shares issued on reinvestment	455	10,507	—	—
Shares repurchased	(24,267)	(570,218)	(45,543)	(1,037,590)
Net decrease	(17,187)	$(406,566)	(31,158)	$(710,810)
Class FI
Shares sold	3,574	$125,434	12,739	$441,139
Shares issued on reinvestment	316	10,876	—	—
Shares repurchased	(6,472)	(222,559)	(73,775)	(2,553,237)
Net decrease	(2,582)	$(86,249)	(61,036)	$(2,112,098)
Class R
Shares sold	164,605	$5,343,604	869,908	$28,668,730
Shares issued on reinvestment	11,600	374,203	—	—
Shares repurchased	(369,180)	(11,992,952)	(712,973)	(22,701,047)
Net increase (decrease)	(192,975)	$(6,275,145)	156,935	$5,967,683
Class I
Shares sold	3,255,798	$125,828,699	10,118,092	$377,804,201
Shares issued on reinvestment	97,533	3,723,830	—	—
Shares repurchased	(8,554,267)	(324,186,123)	(8,521,953)	(316,039,147)
Net increase (decrease)	(5,200,936)	$(194,633,594)	1,596,139	$61,765,054

ClearBridge Small Cap Growth Fund 2024 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class IS
Shares sold	3,519,639	$138,905,123	12,569,470	$490,114,015
Shares issued on reinvestment	159,597	6,232,280	—	—
Shares repurchased	(8,505,685)	(333,687,519)	(15,658,861)	(604,392,433)
Shares redeemed in-kind	(1,018,827)	(40,172,335)	(2,439,177)	(90,623,118)
Net decrease	(5,845,276)	$(228,722,451)	(5,528,568)	$(204,901,536)

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following companies were considered affiliated companies for all or some portion of the six months ended April 30, 2024. The following transactions were effected in such companies for the six months ended April 30, 2024.

	Affiliate Value at October 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Model N Inc.*	$47,012,569	—	—	$631,496	19,557
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	33,919,289	$118,542,581	118,542,581	139,029,108	139,029,108
	$80,931,858	$118,542,581		$139,660,604

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2024
Model N Inc.*	$(88,202)	—	$10,878,177	$57,259,250
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$161,125	—	13,432,762
	$(88,202)	$161,125	$10,878,177	$70,692,012

*	This security is no longer an affiliated company.

28	ClearBridge Small Cap Growth Fund 2024 Semi-Annual Report

9. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 4/30/2024	Value Per Share	Percent of Net Assets
Brain Corp., Common Shares	598,883	3/21	$2,617,119	$3,159,401	$5.28	0.09%
Brain Corp., Preferred Shares	1,923,387	4/20, 11/20	10,146,825	10,146,809	5.28	0.28
Caris Life Sciences Inc., Series C, Preferred Shares	2,075,035	10/20	5,727,097	3,634,366	1.75	0.10
Caris Life Sciences Inc., Series D, Preferred Shares	360,901	5/21	2,923,298	1,788,224	4.95	0.05
			$21,414,339	$18,728,800		0.52%

10. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended April 30, 2024.

11. Redemptions in-kind

The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the six months ended April 30, 2024 and the year ended October 31, 2023, the Fund had redemptions in-kind with total proceeds in the amount of $40,172,335 and $90,623,118, respectively. The net realized gain on these redemptions in-kind amounted to $18,317,933 and $39,452,470, respectively, which were not realized for tax purposes.

12. Recent accounting pronouncement

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity

ClearBridge Small Cap Growth Fund 2024 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.

30	ClearBridge Small Cap Growth Fund 2024 Semi-Annual Report

ClearBridge

Small Cap Growth Fund

Trustees

Andrew L. Breech

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J.W. Masters

Ken Miller

G. Peter O’Brien*

Chair

Thomas F. Schlafly

Jane Trust

*	Effective February 7, 2024, Mr. O’Brien became Chair of the Board.

Investment manager/adviser

Franklin Templeton Fund Adviser, LLC

Subadviser

ClearBridge Investments, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered

public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

ClearBridge Small Cap Growth Fund

The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.

ClearBridge Small Cap Growth Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Small Cap Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2024 Franklin Distributors, LLC,

Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or

NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice (cont’d)

process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.

* For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans

Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Legg Mason Funds

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FDXX011195 6/24 SR24-4888

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 14.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 17, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 17, 2024